Tridan Corp.

Schedule of Investments in Municipal Obligations

January 31, 2024

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)
New York Municipal Bonds
Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	$300,000	$299,031	$299,031	$300,525	$1,494
Rensselaer Cnty, NY
Limited Tax
5.00% due September 1, 2024	100,000	107,748	107,748	101,166	(6,582)
Buffalo & Ft. Erie NY Pub Bridge Auth
Toll Bridge Sys Rev
5.0% due January 1, 2025	410,000	417,317	417,317	416,896	(421)
Saratoga Springs NY Ref
Public Imports-Unlimited Tax
(Par Call February 15, 2023 @100)
5.0% due February 15, 2025	225,000	222,589	222,589	225,421	2,832
Onondaga County NY
Ref Unlimited Tax
(Par Call March 15, 2024 @100)
5.0% due March 15, 2025	285,000	285,731	285,731	285,781	50
Brookhaven NY REF Unlimited Tax
5.00% due March 15, 2025	500,000	516,798	516,798	512,305	(4,493)
State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	505,228	505,228	514,485	9,257
Erie Count Indvl Dev
Agency
5.0% due May 1, 2025	750,000	792,852	792,852	769,253	(23,599)
Rhinebeck New York
Central School District Unlimited Tax
(Par Call June 15, 2023 @100)
4.0% due June 15, 2025	535,000	530,992	530,992	537,135	6,143
Build NYC Resource Corp.NY Rev
United Jewish Appeal
(Par Call July 1, 2024 @100)
5.0% due July 1, 2025	320,000	324,661	324,661	322,685	(1,976)
State of NY Dormitory Authority
State Pers. Inc. Tax
5.5% due March 15, 2026	200,000	210,683	210,683	211,488	805

Tridan Corp.

Schedule of Investments in Municipal Obligations

January 31, 2024

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)
NYC NY TR Cultural Res-
Museum of Modern Art
4.0% due April 01, 2026	500,000	521,262	521,262	513,815	(7,447)
SNT Lawrence CNTY NY REF
Limited Tax
(Par Call May 15, 2025)
5.0% due May 15, 2026	105,000	108,269	108,269	107,689	(580)
NY ST Environmental FACS
5.00% due June 15, 2026	1,300,000	1,371,543	1,371,543	1,372,566	1,023
Laurens NY Central School District
(Par Call June 15, 2025)
4.0% due June 15, 2028	305,000	310,238	310,238	309,740	(498)
Mattituck-Cutchogue NY
Central School District Unlimited Tax
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2026	280,000	289,807	289,807	288,770	(1,037)
Util. Debt Securitization
(Par Call June 15, 2024 @100)
5.00% due December 15, 2026	500,000	509,531	509,531	509,660	129
Putnam County NY
Limited Tax
(Par Call January 15, 2026 @100)
5.0% due January 15, 2027	135,000	141,246	141,246	140,871	(375)
Gates Chili NY Central School
Unlimited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	200,000	206,828	206,828	205,898	(930)
Halfmoon NY Pub Imp
Limited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	280,000	288,851	288,851	288,218	(633)
Mattituck-Cutchogue NY
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2027	365,000	377,199	377,199	375,961	(1,238)
Met Transportation Auth NY Revenue
5.0% due November 15, 2027	1,250,000	1,367,439	1,367,439	1,341,263	(26,176)
Met Transportation Auth NY Revenue
5.0% due November 15, 2027	300,000	314,420	314,420	310,521	(3,899)

Tridan Corp.

Schedule of Investments in Municipal Obligations

January 31, 2024

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)
Tompkins County NY Public Impt Ser B
Limited Tax
(Par Call December 15, 2024 @100)
5.0% due December 15, 2027	500,000	510,519	510,519	509,095	(1,424)
Port Authority of NY and NJ
5.375 % due March 1, 2028	95,000	94,538	94,538	100,317	5,779
Western Nassau Cty Water Auth
(Par Call April 1, 2025 @100)
5.0% due April 1, 2028	100,000	102,154	102,154	102,141	(13)
Util Debt Securitization Auth NY
Restructuring Ser TE
(Par Call December 15, 2023 @100)
5.0% due December 15, 2028	500,000	497,346	497,346	501,020	3,674
Erie County NY Fiscal Stability
Sales Tax
(Par Call June 15, 2027 @100)
5.00% due June 15, 2029	1,000,000	1,084,189	1,084,189	1,075,800	(8,389)
NY NY Ref - Ser Unlimited Tax
5.0% due August 1, 2029	750,000	865,035	865,035	845,895	(19,140)
NY ST Dorm Auth Revenues Non St
5.0% due October 1, 2029	1,090,000	1,209,832	1,209,832	1,174,595	(35,237)
NY ST Dorm Auth Rev
5.0% due July 1, 2030	500,000	632,257	632,257	579,320	(52,937)
Harrison NY LTD Tax
5.0% due July 1, 2030	290,000	334,210	334,210	335,069	859
NY City Transitional Fin Auth Rev Future
(Par Call February 1, 2026 @100)
5.00 % due February 1, 2031	1,000,000	1,054,943	1,054,943	1,157,220	102,277
IL ST REF-SER B
5.0% due March 1, 2031	125,000	130,708	130,708	140,120	9,412
NY St Urban Dev Corp Rev Ref
Pers Income Tax
5.0% due March 15, 2031	750,000	803,668	803,668	798,713	(4,955)
NY ST Environmental Clean Water
5.0% Due June 15, 2031	400,000	496,509	496,509	452,048	(44,461)
N.Y.S. Dormitory Authority Revenues
Ref Cornell University
5.0% due July 1, 2031	1,000,000	1,293,686	1,293,686	1,179,900	(113,786)

Tridan Corp.

Schedule of Investments in Municipal Obligations

January 31, 2024

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)
Nassau County NY Interim
5.0% due November 15, 2031	500,000	649,159	649,159	592,075	(57,084)
Syracuse NY REF-SER B LTD Tax
4.0% due June 1, 2032	1,060,000	1,269,707	1,269,707	1,149,941	(119,766)
NYS Dormitory Authority Personal
Income Tax (Par Call August 15, 2026)
5.0% due February 15, 2033	500,000	541,197	541,197	523,125	(18,072)
NYS Dorm Auth Revs
(Par Call October 01, 2026)
5.0% due October 01, 2033	1,000,000	1,050,953	1,050,953	1,051,720	767
Triborough NY Brdg & Tunl Auth
Payroll Mobility
5.0% due November 15, 2033	500,000	612,387	612,387	603,850	(8,537)
Triboro NY Bridge & Tunnel
5.0% due November 15, 2035	1,015,000	1,084,621	1,084,621	1,078,712	(5,909)
NY NY Ser D Sbserv Unltd Tax
5.0% due December 1, 2033	290,000	326,410	326,410	318,736	(7,674)
Util Debt Securitization Auth NY
(Par Call June 15, 2026)
5.0% due December 15, 2033	100,000	109,326	109,326	105,075	(4,251)
NY ST Dorm Auth Revenues Non St
5.0% due July 1, 2034	600,000	681,588	681,588	641,442	(40,146)
Port WA NY UN Freesch Dist
5.0% due August 1, 2034	1,000,000	1,157,407	1,157,407	1,039,460	(117,947)
Long Island NY Power Auth Elec
5.0% due September 1, 2034	1,000,000	1,116,991	1,116,991	1,101,650	(15,341)
NYS Dorm Sales Tax
5.0% due March 15, 2035	1,250,000	1,352,312	1,352,312	1,349,950	(2,362)
Triborough NY Brdg & Tunl Auth
4.0% due May 15, 2035	500,000	588,820	588,820	533,505	(55,315)
N.Y.S. Environmental FACS
5.0% due June 15, 2035	500,000	626,176	626,176	561,760	(64,416)
NY ST Envrnmntl Facs Corp Rev
Green Bond-ST
5.0% due August 15, 2035	355,000	388,692	388,692	384,493	(4,199)

Tridan Corp.

Schedule of Investments in Municipal Obligations

January 31, 2024

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)
Liberty Dev Corp NY Rev Ref - Goldman
5.25% due October 1, 2035	515,000	595,429	595,429	606,691	11,262
Nassau Cnty NY Interim Fin Auth
Res-Sales tax
4.0% due November 15, 2035	625,000	661,698	661,698	678,788	17,090
Port Auth of NY & NJ Ref-Ser
5.0% due December 1, 2035	1,000,000	1,106,281	1,106,281	1,182,830	76,549
William Floyd NY Un Free Sch Dist
4.0% due June 15, 2038	420,000	428,869	428,869	433,879	5,010
Uniondale NY Un Free Sch Dist Unltd
4.0% due January 15, 2041	1,000,000	1,037,828	1,037,828	1,026,890	(10,938)

	$31,475,000	$ 34,515,708	$34,515,708	$ 33,877,937	$ (637,771)